Capital management	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Capital management

Note 13 Capital management
Regulatory capital and capital ratios
OSFI formally establishes risk-based capital and leverage targets for deposit-taking institutions in Canada. During the first quarter of 2021, we complied with all capital and leverage requirements, including the domestic stability buffer, imposed by OSFI.

	As at
(Millions of Canadian dollars, except percentage amounts and as otherwise noted)	January 31 2021	October 31 2020
Capital (1)
CET1 capital	$69,555	$68,082
Tier 1 capital	76,733	74,005
Total capital	86,543	84,928
Risk-weighted assets (RWA) used in calculation of capital ratios (1)
Credit risk	$458,162	$448,821
Market risk	28,449	27,374
Operational risk	70,908	70,047
Total RWA	$557,519	$546,242
Capital ratios and Leverage ratio (1)
CET1 ratio	12.5%	12.5%
Tier 1 capital ratio	13.8%	13.5%
Total capital ratio	15.5%	15.5%
Leverage ratio	4.8%	4.8%
Leverage ratio exposure (billions)	$1,585.3	$1,552.9

(1)	Capital, RWA, and capital ratios are calculated using OSFI’s Capital Adequacy Requirements (CAR) guideline and the Leverage ratio is calculated using OSFI Leverage Requirements Guideline as updated in accordance with the regulatory guidance issued by OSFI in response to the COVID-19 pandemic. Both the CAR guideline and Leverage Requirements Guideline are based on the Basel III framework.